INCOME TAX - Reconciliation between total expenses of income tax and tax expense - Tabular disclosure (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income tax [line items]
Profit before income tax	$ 3,137,904.0	$ 3,487,550.0	$ 6,274,371.0
Enacted tax rate	40.00%	40.00%	38.00%
Theoretical income tax expense	$ 1,255,162.0	$ 1,395,020.0	$ 2,384,261.0
Non deductible expenses	722,100.0	872,723.0	465,986.0
Generation (offset) of tax losses considered non recoverable for income tax purpose	(140,284.0)	71,741.0	192,470.0
(Offset) of presumptive income considered non recoverable for income tax purpose	(518.0)	(23.0)	(7,666.0)
Nontaxable dividends	(59,381.0)	(47,242.0)	(40,420.0)
Nontaxable income under equity method in associates	(151,358.0)	(150,626.0)	(141,655.0)
Profit on sales or appraisal of investment	(19,997.0)	(5,009.0)	(439.0)
Nontaxable interest income and other income	(113,805.0)	(274,758.0)	(281,715.0)
Other nontaxable income	(312,417.0)	(182,121.0)	(578,592.0)
Non-accountable tax revenues in sale of BHI		114,201.0	543,879.0
Revenues taxable by different tax rate	23,593.0	47,139.0	9,218.0
Tax benefits in the acquisition of property and equipment	(45,247.0)	(32,493.0)	(34,018.0)
Tax discounts	(8,465.0)	(25,086.0)	(80,804.0)
Profits (losses) in Subsidiaries in tax free countries or with different tax rate	(202,994.0)	(246,999.0)	(188,701.0)
Effect on the deferred income tax due to changes in tax rates	59,802.0	(176,764.0)	56,129.0
Prior years adjustments	(12,630.0)	(20,491.0)	(35,553.0)
Adjustments due to uncertain tax positions in previous year	(3,535.0)	(772.0)	(6,802.0)
Deferred taxes - Prior years adjustments	9,553.0	(165.0)	7,857.0
Withholding tax	11,957.0	9,479.0	654.0
Other	(65,109.0)	(37,320.0)	7,315.0
Total income tax	$ 946,427.0	$ 1,310,434.0	$ 2,271,404.0
Effective income tax rate	30.16%	37.57%	36.20%
Tax losses on which no deferred tax asset recorded	$ (140,284.0)	$ 71,741.0	$ 192,470.0
Deferred tax rate (as a percent)		35.00%
Companies having validity of legal stability contract
Disclosure of income tax [line items]
Enacted tax rate	33.00%	33.00%	33.00%
Banco de Occidente S.A.
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates		$ 36,523.0
Banco Popular S.A.
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates		$ 57,700.0
Corficolombiana
Disclosure of income tax [line items]
Enacted tax rate	35.00%	35.00%	35.00%
Effect on the deferred income tax due to changes in tax rates		$ (87,085.0)
Income surtax	0.00%
Nexa, Barbados and other subsidiaries
Disclosure of income tax [line items]
Effect on the deferred income tax due to changes in tax rates		$ (4,544.0)
PERU
Disclosure of income tax [line items]
Enacted tax rate	29.50%	29.50%	29.50%